Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (in shares)	100,000	100,000
Par value of shares of common stock (in dollars per share)	$ 20	$ 20
Dividends paid	$ 4.7	$ 6.0	$ 15.8